Plant and Equipment	12 Months Ended
Jul. 02, 2011
Property, Plant and Equipment [Abstract]
Plant and Equipment
6. PLANT AND EQUIPMENT
     A summary of plant and equipment, including the related accumulated depreciation, appears below:

			Estimated Useful
	July 2, 2011	July 3, 2010	Lives
	(In thousands)
Plant and equipment, at cost:
Land	$348,168	$322,626
Buildings and improvements	3,227,340	2,982,524	10-30 years
Fleet and equipment	2,275,007	2,153,531	3-10 years
Computer hardware and software	897,712	701,305	3-7 years

	6,748,227	6,159,986
Accumulated depreciation	(3,235,838)	(2,956,163)

Net plant and equipment	$3,512,389	$3,203,823

     The capitalized direct costs for the internal use software portion of the company's Business Transformation Project are included within "computer hardware and software" in the table above in the amount of $356.2 million and $181.5 million as of July 2, 2011 and July 3, 2010, respectively.
     Depreciation expense, including capital leases, for the past three years was $374.0 million in 2011, $361.7 million in 2010 and $361.1 million in 2009.